Contingent consideration - Summary of liabilities - contingent consideration (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of contingent liabilities [line items]
Contingent consideration, current	$ 0	$ 3,253
Contingent consideration, non-current	0	3,752
Contingent Consideration	0	7,005	$ 6,871
Contingent consideration - Paxalisib [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration, non-current	0	1,266
Contingent consideration - EVT801 [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration, current	0	3,253
Contingent consideration, non-current	$ 0	$ 2,486